Logo: HARRIS Insight Funds(TM)

                                    A SHARES
                                    B SHARES
                                    N SHARES

                        Supplement dated January 3, 2003
                      to the Prospectuses dated May 1, 2002

      Effective January 2, 2003, the Harris Insight Convertible Securities Fund has been renamed the Harris Insight High Yield Select Bond Fund (the "Fund"). The shares of the Fund are offered through separate prospectus. All references to the Harris Insight Convertible Securities Fund in the Prospectuses dated May 1, 2002 should be disregarded.

      This supplement supersedes the supplement dated November 13, 2002.

                                      * * *

      Beginning January 2, 2003, the following tables replace in their entirety the corresponding tables on pages 29 and 31 of the Prospectus under the section Fees and Expenses - Fixed Income Funds - A Shares/N Shares - Annual Fund Operating Expenses/Expense Example.

                                    A SHARES

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets, expressed as a % of average net assets)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                             Intermediate     Short/   Intermediate
                                                                    Tax-Exempt                Tax-Exempt   Intermediate Government
                                                                       Bond         Bond         Bond          Bond        Bond
-----------------------------------------------------------------------------------------------------------------------------------
Investment Advisory Fees(1)                                             0.45%       0.65%        0.45%         0.70%       0.65%
Rule 12b-1 Fees                                                         0.25        0.25         0.25          0.25        0.25
Other Expenses(1)                                                       0.31        0.27         0.26          0.26        0.43
-----------------------------------------------------------------------------------------------------------------------------------
Total Operating Expenses(1)                                             1.01%       1.17%        0.96%         1.21%       1.33%
-----------------------------------------------------------------------------------------------------------------------------------

   (1) Expenses are based on amounts incurred by the Funds during their most recent fiscal year but have been restated to reflect a reduction in the investment advisory fee payable by the Harris Insight Tax-Exempt Bond Fund and the Harris Insight Intermediate Tax-Exempt Bond Fund commencing January 2, 2003. Expenses do not reflect waivers of investment advisory fees by the adviser and sub-administration fees by PFPC Inc. (These voluntary waivers are expected to remain in effect until at least December 31, 2003 and may be decreased by the adviser and/or PFPC Inc., subject to approval, in the case of investment advisory fees, by the Board of Trustees.) After these waivers, investment advisory fees, Other Expenses and Total Operating Expenses for the fiscal year ended December 31, 2001 were:

                                                                                              Intermediate    Short/   Intermediate
                                                                    Tax-Exempt                 Tax-Exempt  Intermediate Government
                                                                       Bond         Bond          Bond         Bond        Bond
          --------------------------------------------------------------------------------------------------------------------------
          Investment Advisory Fees                                      0.20%(2)    0.34%        0.20%(2)      0.35%       0.12%
          Other Expenses                                                0.27        0.26         0.25          0.25        0.38
          Total Operating Expenses                                      0.72(2)     0.85%        0.70%(2)      0.85%       0.75%
          --------------------------------------------------------------------------------------------------------------------------

   (2) Commencing January 2, 2003, the adviser has agreed to voluntarily waive 0.25% of the investment advisory fee payable by the Harris Insight Tax-Exempt Bond Fund and the Harris Insight Intermediate Tax-Exempt Bond Fund. The investment advisory fees and the Total Operating Expenses, based on the fiscal year ended December 31, 2001, have been restated to reflect these fee waivers.



                                                                        HIF-1190

Customers of a financial institution such as Harris Trust may also be charged certain fees or expenses by the institution. These fees may vary depending on the capacity in which the institution provides fiduciary and investment services to the particular client.

EXPENSE EXAMPLE
--------------------------------------------------------------------------------
This example is intended to help you compare the cost of investing in a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:

                                                                                           Intermediate     Short/    Intermediate
                                                                  Tax-Exempt                Tax-Exempt   Intermediate  Government
                                                                     Bond         Bond         Bond          Bond         Bond
----------------------------------------------------------------------------------------------------------------------------------
One Year                                                             $548         $564         $445         $469          $481
Three Years                                                           757          805          645          721           757
Five Years                                                            983        1,065          862          992         1,053
Ten Years                                                           1,631        1,806        1,487        1,765         1,895
----------------------------------------------------------------------------------------------------------------------------------


                                    N SHARES

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets, expressed as a % of average net assets)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                             Intermediate     Short/   Intermediate
                                                                    Tax-Exempt                Tax-Exempt   Intermediate Government
                                                                       Bond         Bond         Bond          Bond        Bond
-----------------------------------------------------------------------------------------------------------------------------------
Investment Advisory Fees(1)                                             0.45%       0.65%        0.45%         0.70%       0.65%
Shareholder Servicing Fees                                              0.25        0.25         0.25          0.25        0.25
Other Expenses(1)                                                       0.31        0.27         0.26          0.26        0.43
-----------------------------------------------------------------------------------------------------------------------------------
Total Operating Expenses(1)                                             1.01%       1.17%        0.96%         1.21%       1.33%
-----------------------------------------------------------------------------------------------------------------------------------

   (1) Expenses are based on amounts incurred by the Funds during their most recent fiscal year but have been restated to reflect a reduction in the investment advisory fee payable by the Harris Insight Tax-Exempt Bond Fund and the Harris Insight Intermediate Tax-Exempt Bond Fund commencing January 2, 2003. Expenses do not reflect waivers of investment advisory fees by the adviser and sub-administration fees by PFPC Inc. (These voluntary waivers are expected to remain in effect until at least December 31, 2003 and may be decreased by the adviser and/or PFPC Inc., subject to approval, in the case of investment advisory fees, by the Board of Trustees.) After these waivers, investment advisory fees, Other Expenses and Total Operating Expenses for the fiscal year ended December 31, 2001 were:

                                                                                              Intermediate    Short/   Intermediate
                                                                     Tax-Exempt                Tax-Exempt  Intermediate Government
                                                                        Bond        Bond          Bond         Bond        Bond
          -------------------------------------------------------------------------------------------------------------------------
          Investment Advisory Fees                                      0.20%(2)    0.34%         0.20%(2)     0.35%       0.12%
          Other Expenses                                                0.27        0.26          0.25         0.25        0.38
          Total Operating Expenses                                      0.72%(2)    0.85%         0.70%(2)     0.85%       0.75%
          -------------------------------------------------------------------------------------------------------------------------

   (2) Commencing January 2, 2003, the adviser has agree to voluntarily waive 0.25% of the investment advisory fee payable by the Harris Insight Tax-Exempt Bond Fund and the Harris Insight Intermediate Tax-Exempt Bond Fund. The investment advisory fees and the Total Operating Expenses, based on the fiscal year ended December 31, 2001, have been restated to reflect these fee waivers.

Customers of a financial institution such as Harris Trust may also be charged certain fees or expenses by the institution. These fees may vary depending on the capacity in which the institution provides fiduciary and investment services to the particular client.

EXPENSE EXAMPLE
--------------------------------------------------------------------------------
This example is intended to help you compare the cost of investing in a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:

                                                                                           Intermediate     Short/    Intermediate
                                                                  Tax-Exempt                Tax-Exempt   Intermediate  Government
                                                                     Bond         Bond         Bond          Bond         Bond
----------------------------------------------------------------------------------------------------------------------------------
One Year                                                             $103         $119          $98         $123          $135
Three Years                                                           322          372          306          384           421
Five Years                                                            558          644          531          665           729
Ten Years                                                           1,236        1,420        1,178        1,466         1,601
----------------------------------------------------------------------------------------------------------------------------------

      This supplement supersedes the supplement dated December 6, 2002.

                                      * * *

      Beginning January 2, 2003, the following paragraphs replace in their entirety the corresponding paragraphs on pages 40-41 of the Prospectus under the section Portfolio Managers - Portfolio Managers of the Harris Insight Equity Funds - Index Fund/Large-Cap Aggressive Growth Fund/Small-Cap Aggressive Growth Fund/Technology Fund.

INDEX FUND
JON K. TESSEO, PRINCIPAL AND PORTFOLIO MANAGER (HIM)
Mr. Tesseo joined HIM in 1999. He has 11 years of portfolio management and investment research experience and was appointed manager of the Fund in 2000. Mr. Tesseo is also manager of the Small-Cap Value Fund and co-manager of the Small-Cap Aggressive Growth Fund.

LARGE-CAP AGGRESSIVE GROWTH FUND
T. ANDREW JANES, PARTNER AND PORTFOLIO MANAGER (HIM)
Mr. Janes has served as co-manager of the Fund since it commenced operations in 2000. See information for the Core Equity Fund.

DANIEL L. SIDO, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)
Mr. Sido has served as co-manager of the Fund since it commenced operations in 2000. See information for the Equity Income Fund.

SMALL-CAP AGGRESSIVE GROWTH FUND
PAUL KLEINAITIS, PRINCIPAL AND PORTFOLIO MANAGER (HIM)
Mr. Kleinaitis has served as co-manager of the Fund since it commenced operations in 2001. See information for the Small-Cap Opportunity Fund.

JON K. TESSEO, PRINCIPAL AND PORTFOLIO MANAGER (HIM)
Mr. Tesseo has served as co-manager of the Fund since it commenced operations in 2001. See information for the Index Fund.

TECHNOLOGY FUND
DANIEL L. SIDO, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)
Mr. Sido has served as co-manager of the Fund since it commenced operations in 2000. See information for the Equity Income Fund.

PAUL KLEINAITIS, PRINCIPAL AND PORTFOLIO MANAGER (HIM)
Mr. Kleinaitis has served as co-manager of the Fund since it commenced operations in 2000. See information for the Small-Cap Opportunity Fund.

                       This page left blank intentionally

Logo: HARRIS Insight Funds(TM)

                              INSTITUTIONAL SHARES

                        Supplement dated January 3, 2003
                      to the Prospectuses dated May 1, 2002

      Effective January 2, 2003, the Harris Insight Convertible Securities Fund has been renamed the Harris Insight High Yield Select Bond Fund (the "Fund"). The shares of the Fund are offered through separate prospectus. All references to the Harris Insight Convertible Securities Fund in the Prospectuses dated May 1, 2002 should be disregarded.

      This supplement supersedes the supplement dated November 13, 2002.

                                      * * *

      Beginning January 2, 2003, the following tables replace in their entirety the corresponding tables on page 27 of the Prospectus under the section Fees and Expenses - Fixed Income Funds - Annual Fund Operating Expenses/Expense Example.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets, expressed as a % of average net assets)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                             Intermediate     Short/   Intermediate
                                                                    Tax-Exempt                Tax-Exempt   Intermediate Government
                                                                       Bond         Bond         Bond          Bond        Bond
-----------------------------------------------------------------------------------------------------------------------------------
Investment Advisory Fees(1)                                             0.45%       0.65%        0.45%         0.70%       0.65%
Other Expenses(1)                                                       0.31        0.27         0.26          0.26        0.43
-----------------------------------------------------------------------------------------------------------------------------------
Total Operating Expenses(1)                                             0.76%       0.92%        0.71%         0.96%       1.08%
-----------------------------------------------------------------------------------------------------------------------------------

   (1) Expenses are based on amounts incurred by the Funds during their most recent fiscal year but have been restated to reflect a reduction in the investment advisory fee payable by the Harris Insight Tax-Exempt Bond Fund and the Harris Insight Intermediate Tax-Exempt Bond Fund commencing January 2, 2003. Expenses do not reflect waivers of investment advisory fees by the adviser and sub-administration fees by PFPC Inc. (These voluntary waivers are expected to remain in effect until at least December 31, 2003 and may be decreased by the adviser and/or PFPC Inc., subject to approval, in the case of investment advisory fees, by the Board of Trustees.) After these waivers, investment advisory fees, Other Expenses and Total Operating Expenses for the fiscal year ended December 31, 2001 were:

                                                                                              Intermediate    Short/   Intermediate
                                                                     Tax-Exempt                Tax-Exempt  Intermediate Government
                                                                        Bond        Bond          Bond         Bond        Bond
          -------------------------------------------------------------------------------------------------------------------------
          Investment Advisory Fees                                      0.20%(2)    0.34%        0.20%(2)      0.35%       0.12%
          Other Expenses                                                0.27        0.26         0.25          0.25        0.38
          Total Operating Expenses                                      0.47%(2)    0.60%        0.45%(2)      0.60%       0.50%
          -------------------------------------------------------------------------------------------------------------------------

   (2) Commencing January 2, 2003, the adviser has agree to voluntarily waive 0.25% of the investment advisory fee payable by the Harris Insight Tax-Exempt Bond Fund and the Harris Insight Intermediate Tax-Exempt Bond Fund. The investment advisory fees and the Total Operating Expenses, based on the fiscal year ended December 31, 2001, have been restated to reflect these fee waivers.

Customers of a financial institution such as Harris Trust may also be charged certain fees or expenses by the institution. These fees may vary depending on the capacity in which the institution provides fiduciary and investment services to the particular client.



                                                                        HIF-1290

EXPENSE EXAMPLE
--------------------------------------------------------------------------------
This example is intended to help you compare the cost of investing in a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:

                                                                                           Intermediate     Short/    Intermediate
                                                                  Tax-Exempt                Tax-Exempt   Intermediate  Government
                                                                     Bond         Bond         Bond          Bond         Bond
----------------------------------------------------------------------------------------------------------------------------------
One Year                                                              $78          $94          $73          $98          $110
Three Years                                                           243          293          227          306           343
Five Years                                                            422          509          395          531           595
Ten Years                                                             942        1,131          883        1,178         1,317
----------------------------------------------------------------------------------------------------------------------------------

      This supplement supersedes the supplement dated December 6, 2002.

                                      * * *

      Beginning January 2, 2003, the following paragraphs replace in their entirety the corresponding paragraphs on pages 35-36 of the Prospectus under the section Portfolio Managers - Portfolio Managers of the Harris Insight Equity Funds - Index Fund/Large-Cap Aggressive Growth Fund/Small-Cap Aggressive Growth Fund/Technology Fund.

INDEX FUND
JON K. TESSEO, PRINCIPAL AND PORTFOLIO MANAGER (HIM)
Mr. Tesseo joined HIM in 1999. He has 11 years of portfolio management and investment research experience and was appointed manager of the Fund in 2000. Mr. Tesseo is also manager of the Small-Cap Value Fund and co-manager of the Small-Cap Aggressive Growth Fund.

LARGE-CAP AGGRESSIVE GROWTH FUND
T. ANDREW JANES, PARTNER AND PORTFOLIO MANAGER (HIM)
Mr. Janes has served as co-manager of the Fund since it commenced operations in 2000. See information for the Core Equity Fund.

DANIEL L. SIDO, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)
Mr. Sido has served as co-manager of the Fund since it commenced operations in 2000. See information for the Equity Income Fund.

SMALL-CAP AGGRESSIVE GROWTH FUND
PAUL KLEINAITIS, PRINCIPAL AND PORTFOLIO MANAGER (HIM)
Mr. Kleinaitis has served as co-manager of the Fund since it commenced operations in 2001. See information for the Small-Cap Opportunity Fund.

JON K. TESSEO, PRINCIPAL AND PORTFOLIO MANAGER (HIM)
Mr. Tesseo has served as co-manager of the Fund since it commenced operations in 2001. See information for the Index Fund.

TECHNOLOGY FUND
DANIEL L. SIDO, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)
Mr. Sido has served as co-manager of the Fund since it commenced operations in 2000. See information for the Equity Income Fund.

PAUL KLEINAITIS, PRINCIPAL AND PORTFOLIO MANAGER (HIM)
Mr. Kleinaitis has served as co-manager of the Fund since it commenced operations in 2000. See information for the Small-Cap Opportunity Fund.

Logo: HARRIS Insight Funds(TM)

                       HARRIS INSIGHT HIGH YIELD BOND FUND

                                    N SHARES
                              INSTITUTIONAL SHARES

                        Supplement dated January 2, 2003
                  to the Prospectuses dated September 16, 2002

Beginning January 2, 2003, the following language replaces the corresponding language on page 8 of the Prospectuses in its entirety under the section Master Fund/Feeder Fund Structure:

      The Harris Insight High Yield Select Bond Fund invests all of its investable assets in the Fund. Other investors, including other funds with similar objectives and restrictions, may also invest in the Fund. The shares of the Harris Insight High Yield Select Bond Fund are offered by separate prospectus.

      The SAI contains more information about the Funds, the Master Fund/Feeder Fund Structure and the types of securities in which the Funds may invest.